GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Goodwill by Segment
Goodwill by segment is as follows:

	December 31,
	2019	2018
Mocha Clubs (1)	$81,820	$81,376
Corporate and Other (2)	13,800	—

Goodwill	$95,620	$81,376

Notes
(1)
The amount represents goodwill arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. The changes in carrying amounts represented the exchange differences arising from foreign currency translation at the balance sheet date.

(2)
The amount represents goodwill arose from the acquisition of Japan Ski Resort on November 28, 2019 amounted to $13,731 as described in Note 25 and the exchange differences arising from foreign currency translation at the balance sheet date.